PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Dutch governmental support - COVID 19	[1]	$ 4,685	$ 4,302
Receivable from the German authorities		514	483
Income tax receivable		1,108	118
VAT receivable		427	1,759
Prepaid insurance		915	536
Prepaid uniforms		761	811
Prepaid licenses and training		1,049	139
Other		2,213	1,657
Total prepaid expenses and other current assets		$ 11,672	$ 9,805

[1]	In Germany, the employees are eligible for payroll support. The Company pay to its German employees their full salary and afterwards, the Company is being reimbursed by the German government for the payroll support amount.